Note 11 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Accrued Liabilities [Abstract]
Accrued compensation and benefits	$ 8,346	$ 6,989
Accrued professional fees	1,780	1,063
Other accrued liabilities	6,631	4,321
	$ 16,757	$ 12,373